SPDR® Series Trust

One Iron Street

Boston, MA 02210

May 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

    File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF (collectively, the “12/31 Funds”) as well as the Statement of Additional Information (“SAI”) for the 12/31 Funds of the above-referenced Registrant do not differ from the Prospectus and SAI for the 12/31 Funds contained in Post-Effective Amendment No. 290 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2022 with a designated effective date of April 30, 2022 (Accession No. 0001193125-22-123776).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-4182.

Sincerely,

/s/ David Urman

David Urman

Secretary

Cc:	W. John McGuire, Esq.